BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Acquisitions in 2017 (Details) ₽ in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Oct. 05, 2018 RUB (₽)	Feb. 07, 2018 RUB (₽)	Dec. 22, 2017 RUB (₽)	Jun. 30, 2017 RUB (₽)	Jun. 28, 2017 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Cash paid for acquisitions							₽ 351	$ 4.5	₽ 956	₽ 918
ASSETS:
Intangible assets	₽ 357	₽ 7,257	₽ 82		₽ 59
Deferred tax assets	5				68
Goodwill	622	42,026	639		274	₽ 9,328	₽ 52,205		₽ 52,662	9,328	$ 662.1	$ 667.9
Other current assets	15	314	25
Total assets	1,195	74,821	746		401
LIABILITIES:
Current liabilities			20
Other non-current liabilities			115
Deferred tax liabilities	57	1,508	16
Total liabilities	936	1,911	151
Net assets	259	72,910	595		401
Total purchase consideration	₽ 259	₽ 53,261	₽ 595		401
Amortization period of intangible assets acquired			5 years
Proforma net loss										₽ 409
Shkulev
Business Acquisition [Line Items]
Cash paid for acquisitions				₽ 401
Contingent consideration paid				₽ 52
ASSETS:
Intangible assets					59
Goodwill					274
Foodfox
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)						100.00%				100.00%
Fair value of consideration						₽ 595				₽ 595
Deferred payment						₽ 54				54
Period to Pay Additional Consideration to Former Shareholders						4 years
Cash paid for acquisitions										541
ASSETS:
Intangible assets			₽ 82
Goodwill			639
LIABILITIES:
Proforma revenue										₽ 104
Software and Website | Shkulev
ASSETS:
Intangible assets					22
Software | Foodfox
ASSETS:
Intangible assets			63
Domain names and trademark | Shkulev
ASSETS:
Intangible assets					12
Customer relationships | Shkulev
ASSETS:
Intangible assets					10
Customer relationships | Foodfox
ASSETS:
Intangible assets			₽ 19
Non-compete agreements | Shkulev
ASSETS:
Intangible assets					₽ 15